PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software as of December 31, 2022,2023 and 2024, consist of the following:

	As of December 31,
	2022	2023	2024
Computer and equipment	30,585	30,124	37,032
Vehicle and equipment	22,639	22,694	24,577
Leasehold improvements	6,263	6,199	4,728
Software	1,191	2,405	2,527
Furniture and fixtures	552	544	541
Finance lease right-of-use assets	3,526	4,650	5,201
Total property, equipment and software	64,756	66,616	74,606
Less: accumulated depreciation and amortization	(38,054)	(51,203)	(57,962)
Construction in progress	125	7	597
Property, equipment and software, net	26,827	15,420	17,241

Total depreciation and amortization expenses for the year ended December 31, 2024 were $9.8 million ($1.4 million relates to amortization of property and equipment acquired under finance leases), including $1.8 million in cost of revenues, $7.4 million in R&D expenses, and $0.6 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss. Total depreciation and amortization expenses for the year ended December 31, 2023 were $15.5 million ($1.2 million relates to amortization of property and equipment acquired under finance leases), including $2.0 million in cost of revenues, $12.5 million in R&D expenses, and $1.0 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss. Total depreciation and amortization expenses for the year ended December 31, 2022 were $17.6 million ($0.8 million relates to amortization of property and equipment acquired under finance leases), including $1.1 million in cost of revenues, $15.8 million in R&D expenses, and $0.7 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss.